Note 33 Dividend income breakdown by headline (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial assets at fair value through profit or loss, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	€ 59,000,000	€ 7,000,000
Financial assets at fair value through other comprehensive income, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	66,000,000	68,000,000
Total [Member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	€ 125,000,000	€ 74,000,000